INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

	Intangibles in progress	Data processing systems	Regulatory licenses (i)	Other	Total
Cost of intangibles (gross amount)
Balance at 2016	112,842	8,301,630	19,076,941	1,971,826	29,463,239

Additions	332,500	4,356		74,972	411,828
Transfers	(428,295)	438,138		(9,843)
Other		(1,111)		(382)	(1,493)

Balance at 2017	17,047	8,743,013	19,076,941	2,036,573	29,873,574

Additions	263,305	4,524	—	73,471	341,300
Transfers	(253,143)	234,157	—	18,986	—
Other	(14)	—	—	—	(14)

Balance at 2018	27,195	8,981,694	19,076,941	2,129,030	30,214,860

Accumulated amortization
Balance at 2016		(7,148,833)	(10,071,364)	(1,731,983)	(18,952,180)

Amortization expenses		(524,414)	(1,025,438)	(116,756)	(1,666,608)
Transfers		53			53

Balance at 2017		(7,673,194)	(11,096,802)	(1,848,739)	(20,618,735)

Amortization expenses		(443,268)	(1,001,234)	(126,181)	(1,570,683)
Transfers		—	—	—	—

Balance at 2018		(8,116,462)	(12,098,036)	(1,974,920)	(22,189,418)

Intangible assets, net
Balance at 2016	112,842	1,152,797	9,005,577	239,843	10,511,059

Balance at 2017	17,047	1,069,819	7,980,139	187,834	9,254,839

Balance at 2018	27,195	865,232	6,978,905	154,110	8,025,442

Annual amortization rate (average)		20%	10%	16%

(i)	Includes mainly the fair value of intangible assets related to purchase of control of BrT (now Oi, S.A.).